Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Net loss before taxes	$ (325,522)	$ (372,131)	$ (172,975)
Net loss not subject to taxes	(129,307)	(341,473)	(416,684)
Net (loss) income subject to taxes	(196,215)	(30,658)	243,709
At applicable statutory tax rates	(15,808)	(8,987)	57,737
Permanent and currency differences	(253,143)	(172,368)	(104,514)
Adjustments to valuation allowances and uncertain tax positions	250,327	179,675	40,863
Other	4,218	5,970	(426)
Tax expense (recovery) related to the current year	$ (14,406)	$ 4,290	$ (6,340)